Earnings per share - Schedule of Earnings per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Net loss	SFr (170,228)	SFr (27,524)	SFr (1,473)
Class A
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	264,171,208	265,684,627	233,957,500
Number of shares with dilutive effects (in shares)	0	0	0
Weighted number of outstanding shares (diluted and undiluted) (in shares)	264,171,208	265,684,627	233,957,500
Net loss	SFr (155,978)	SFr (27,524)	SFr (1,473)
Basic EPS (CHF) (in CHF per share)	SFr (0.59)	SFr (0.10)	SFr (0.01)
Diluted EPS (CHF) (in CHF per share)	SFr (0.59)	SFr (0.10)	SFr (0.01)
Class B
Earnings per share [line items]
Weighted number of outstanding shares (in shares)	241,333,048
Number of shares with dilutive effects (in shares)	0
Weighted number of outstanding shares (diluted and undiluted) (in shares)	241,333,048
Net loss	SFr (14,249)
Basic EPS (CHF) (in CHF per share)	SFr (0.06)
Diluted EPS (CHF) (in CHF per share)	SFr (0.06)